STOCKHOLDER'S EQUITY (Details Narrative4) (USD $)	30 Months Ended	0 Months Ended
	Jun. 30, 2012	Sep. 30, 2011 Private Placement	Sep. 30, 2011 Private Placement Common Stock	Sep. 30, 2011 Private Placement Series A Preferred Stock
Number of units sold (in units)		9,127,250	5,252,250	3,875,000
Unit price (in dollars per share)		$ 0.4
Description of Transaction		(i) one share of the Company's common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company's Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 50% of the number of shares purchased in the Private Placement at an exercise price of $0.60 per share.
Proceeds from Issuance of Private Placement		$ 3,650,900
Conversion of debt in private placement	940,900	940,900
Proceeds Conversion of debt in private placement		2,710,000
Number of warrants fair value (in shares)		4,563,625
Warrants allocated fair value		671,928
Balance allocated fair value to common stock or preferred stock		$ 2,978,972